Statutory Basis Statements of Admitted Assets, Liabilities and Capital and Surplus - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and invested assets
Bonds and notes	$ 30,309	$ 34,412
Cash and cash equivalents	26,410	29,037
Total cash and invested assets	56,719	63,449
Accrued investment income	257	358
Federal income taxes recoverable from affiliate	3,278	3,493
Net deferred tax asset	255	670
Amounts due from reinsurers	12,718	6,827
Receivables from affiliates	223	8
Other assets	11	13
Separate account assets	230,314	169,654
Total admitted assets	303,775	244,472
Liabilities
Reinsurance payable	7,397	14,933
Amount held for others	27	8
Payable to affiliates	18,329	8,626
Commissions, expenses, taxes, licenses, and fees accrued	499	763
Asset valuation reserve	0	40
Other liabilities	15,925	17,608
Transfers to (from) separate accounts	(9,416)	(7,149)
Separate account liabilities	230,314	169,654
Total liabilities	263,075	204,483
Capital
Common stock, $5 par value, 1,000 shares issued and outstanding	5,000	5,000
Paid-in capital	31,153	31,153
Unassigned surplus	4,547	3,836
Total capital and surplus	40,700	39,989
Total liabilities and capital and surplus	$ 303,775	$ 244,472